GOODWILL (Details 1) - Goodwill [Member] $ in Thousands	Dec. 31, 2018 USD ($) $ / shares
Air Transport CGU [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	1.00%
Exchange rate (in dollars per share)	3.7	[1]
Discount rate based on the weighted average cost of capital (WACC)	8.07%
Fuel Price from futures price curves commodities markets (in dollars per Barril) | $	$ 75
Air Transport CGU [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	2.00%
Exchange rate (in dollars per share)	4.6	[1]
Discount rate based on the weighted average cost of capital (WACC)	10.07%
Fuel Price from futures price curves commodities markets (in dollars per Barril) | $	$ 80
Coalition and Loyalty Program Multiplus CGU [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	4.00%	[1],[2]
Exchange rate (in dollars per share)	3.5	[1],[2]
Discount rate based on cost of equity (CoE)	12.00%	[1],[2]
Coalition and Loyalty Program Multiplus CGU [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	5.00%	[1],[2]
Exchange rate (in dollars per share)	4.3	[1],[2]
Discount rate based on cost of equity (CoE)	13.00%	[1],[2]

[1]	In line with the expectations of the Central Bank of Brazil.
[2]	The flows, like the growth and discount rates, are denominated in reais.